UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers REIT and Preferred Income Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 68.9%
DIVERSIFIED 4.2%
American Assets Trust (a),(b)	130,515	$2,975,742
Vornado Realty Trust (a),(b)	378,457	31,866,080
		34,841,822
HEALTH CARE 7.9%
HCP (a),(b)	578,809	22,839,803
Health Care REIT (a),(b)	51,256	2,817,030
Healthcare Realty Trust	69,415	1,527,130
Senior Housing Properties Trust (a),(b)	464,670	10,245,973
Ventas (a),(b)	476,518	27,209,178
		64,639,114
HOTEL 5.3%
Hersha Hospitality Trust (a),(b)	762,708	4,164,386
Hospitality Properties Trust (a),(b)	233,602	6,183,445
Host Hotels & Resorts (a),(b)	771,250	12,663,925
Hyatt Hotels Corp., Class A (a),(b),(c)	263,091	11,239,247
RLJ Lodging Trust	166,000	3,092,580
Starwood Hotels & Resorts Worldwide (a)	107,456	6,061,593
		43,405,176
INDUSTRIAL 3.7%
First Industrial Realty Trust (a),(c)	240,000	2,964,000
Prologis (a),(b)	764,217	27,527,096
		30,491,096

	Number of Shares	Value
OFFICE 8.4%
Alexandria Real Estate Equities	99,754	$7,295,010
BioMed Realty Trust	35,698	677,548
Boston Properties (a),(d)	177,296	18,614,307
Brookfield Office Properties (Canada)	21,300	371,685
Douglas Emmett (a),(b)	130,400	2,974,424
Hudson Pacific Properties (a),(b)	226,357	3,424,781
Kilroy Realty Corp. (a),(b)	215,421	10,040,773
Liberty Property Trust (a),(b)	171,287	6,118,372
Mack-Cali Realty Corp. (a),(b)	172,333	4,966,637
SL Green Realty Corp. (a),(b)	188,733	14,636,244
		69,119,781
RESIDENTIAL 13.6%
APARTMENT 13.1%
American Campus Communities	67,600	3,023,072
Apartment Investment & Management Co.(a),(b)	611,499	16,149,689
Associated Estates Realty Corp.(a)	352,218	5,755,242
AvalonBay Communities(a),(b)	106,919	15,113,001
BRE Properties(a),(b)	41,375	2,091,506
Campus Crest Communities(a),(b)	218,907	2,552,456
Education Realty Trust(a)	547,605	5,936,038
Equity Residential(a),(b)	536,977	33,625,500
Essex Property Trust	41,400	6,272,514
Mid-America Apartment Communities	85,304	5,717,927
Post Properties(a),(b)	24,297	1,138,557
UDR(a),(b)	377,192	10,074,798
		107,450,300
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties(a),(b)	62,241	4,340,687
TOTAL RESIDENTIAL		111,790,987

	Number of Shares	Value
SELF STORAGE 4.9%
CubeSmart (a)	624,176	$7,427,695
Extra Space Storage	109,880	3,163,445
Public Storage (a),(b)	171,011	23,628,590
Sovran Self Storage	130,024	6,479,096
		40,698,826
SHOPPING CENTER 18.9%
COMMUNITY CENTER 6.2%
Acadia Realty Trust(a)	267,569	6,031,005
Federal Realty Investment Trust(a),(b)	158,616	15,352,443
Kimco Realty Corp.(a),(b)	414,479	7,982,866
Ramco-Gershenson Properties Trust(a),(b)	304,000	3,714,880
Regency Centers Corp.(a),(b)	266,642	11,860,236
Tanger Factory Outlet Centers	199,700	5,937,081
		50,878,511
REGIONAL MALL 12.7%
General Growth Properties(a),(b)	1,050,268	17,844,053
Simon Property Group(a),(b)	494,746	72,074,597
Taubman Centers(a)	163,916	11,957,672
Westfield Group (Australia)(a)	343,300	3,140,012
		105,016,334
TOTAL SHOPPING CENTER		155,894,845

SPECIALTY 2.0%
Digital Realty Trust (a),(b)	123,912	9,165,771
DuPont Fabros Technology (a),(b)	310,098	7,581,896
		16,747,667
TOTAL COMMON STOCK (Identified cost—$405,312,597)		567,629,314

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 26.9%
BANK 7.2%
Ally Financial, 7.25%, due 2/7/33(e)	109,354	$2,479,055
Ally Financial, 7.375%, due 12/16/44(a)	80,001	1,808,023
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(a)	95,000	2,395,900
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	652,748	16,318,700
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	88,300	2,145,690
CoBank ACB, 7.00%, 144A ($50 Par Value)(f),(g)	135,000	6,420,937
Countrywide Capital IV, 6.75%, due 4/1/33(a)	263,713	6,205,167
Countrywide Capital V, 7.00%, due 11/1/36(a)	378,305	9,030,140
First Niagara Financial Group, 8.625%, Series B	120,000	3,308,400
First Republic Bank, 6.70%, Series A	60,000	1,518,600
Regions Financing Trust III, 8.875%, due 6/15/78	55,358	1,414,397
US Bancorp, 6.50%, Series F	101,427	2,757,800
Zions Bancorp, 9.50%, due 12/29/49, Series C(a),(b)	150,000	3,910,500
		59,713,309
BANK—FOREIGN 2.6%
Barclays Bank PLC, 7.10%, Series III	22,573	558,682
Deutsche Bank Capital Funding Trust VIII, 6.375%	127,173	3,036,891
Deutsche Bank Contingent Capital Trust III, 7.60%(a),(b)	242,162	6,213,877
National Westminster Bank PLC, 7.76%, Series C(a)	407,854	9,519,312
Royal Bank of Scotland Group PLC, 6.60%, Series S	111,722	1,865,758
		21,194,520
ELECTRIC—INTEGRATED 1.0%
DTE Energy Co., 6.50%, due 12/1/61(a)	120,000	3,272,400
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	200,000	5,010,000
		8,282,400
FINANCE—INVESTMENT BANKER/BROKER 1.0%
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33(a)	185,991	4,493,543
Raymond James Financial, 6.90%, due 3/15/42	147,923	3,843,039
		8,336,582

	Number of Shares	Value
INSURANCE 5.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 6.875%(a)	158,294	$3,870,288

MULTI—LINE 0.7%
American Financial Group, 7.00%, due 9/30/50(a)	86,314	2,259,701
American International Group, 7.70%, due 12/18/62(a)	93,605	2,343,869
American International Group, 6.45%, due 6/15/77, Series A-4	50,000	1,182,000
		5,785,570
MULTI—LINE—FOREIGN 2.0%
ING Groep N.V., 6.375%(a)	166,285	3,641,642
ING Groep N.V., 7.05%	109,060	2,548,732
ING Groep N.V., 7.375%(a)	264,873	6,325,167
ING Groep N.V., 8.50%(a)	159,419	4,033,301
		16,548,842
REINSURANCE—FOREIGN 2.1%
Arch Capital Group Ltd., 6.75%	125,000	3,181,250
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,548,239
Aspen Insurance Holdings Ltd., 7.401%, Series A	46,225	1,191,218
Axis Capital Holdings Ltd., 6.875%, Series C	240,000	6,240,000
Endurance Specialty Holdings Ltd., 7.50%, Series B	130,000	3,356,600
Montpelier Re Holdings Ltd., 8.875%(a)	40,035	1,090,954
		17,608,261
TOTAL INSURANCE		43,812,961

INTEGRATED TELECOMMUNICATIONS SERVICES 3.1%
Qwest Corp., 7.00%, due 4/1/52	39,900	1,009,470
Qwest Corp., 7.375%, due 6/1/51(a)	465,270	12,115,631
Qwest Corp., 7.50%, due 9/15/51	86,679	2,263,188
Telephone & Data Systems, 6.875%, due 11/15/59(a)	154,000	4,020,940
Telephone & Data Systems, 7.00%, due 3/15/60(a),(b)	140,000	3,669,400
United States Cellular Corp., 6.95%, due 5/15/60(a)	80,000	2,086,400
		25,165,029

	Number of Shares	Value
MEDIA—DIVERSIFIED SERVICES 0.0%
Comcast Corp., 6.625%, due 5/15/56(a)	13,600	$344,080

REAL ESTATE 5.9%
DIVERSIFIED 0.7%
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,181,208
Vornado Realty Trust, 6.75%, Series H(a),(b)	56,100	1,420,452
		5,601,660
HOTEL 0.6%
Hospitality Properties Trust, 7.125%, Series D	95,000	2,391,150
Pebblebrook Hotel Trust, 7.875%, Series A	100,000	2,590,000
		4,981,150
OFFICE 0.4%
BioMed Realty Trust, 7.375%, Series A(a)	55,000	1,383,250
SL Green Realty Corp., 7.625%, Series C(a)	70,000	1,761,200
		3,144,450
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H(a)	118,864	2,997,750

RESIDENTIAL 1.1%
APARTMENT 0.9%
Apartment Investment & Management Co., 7.75%, Series U(a)	100,000	2,510,000
Apartment Investment & Management Co., 8.00%, Series V(a)	109,500	2,776,920
Apartment Investment & Management Co., 7.875%, Series Y(a)	110,000	2,780,800
		8,067,720
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 8.034%, Series A(a)	60,000	1,527,000
TOTAL RESIDENTIAL		9,594,720

	Number of Shares	Value
SHOPPING CENTER 2.7%
COMMUNITY CENTER 1.8%
Cedar Shopping Centers, 8.875%, Series A	62,000	$1,555,580
DDR Corp., 7.50%, Series I(a)	158,603	3,969,833
Inland Real Estate Corp., 8.125%, Series A	135,000	3,454,650
Kimco Realty Corp., 7.75%, Series G(a)	94,996	2,412,899
Weingarten Realty Investors, 6.50%, Series F(a),(b)	127,540	3,192,326
		14,585,288
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(a)	304,982	7,624,550
TOTAL SHOPPING CENTER		22,209,838
TOTAL REAL ESTATE		48,529,568

TRANSPORT—MARINE 0.8%
Seaspan Corp., 9.50%, due 1/29/49, Series C(a)	249,142	6,726,834
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$203,537,915)		222,105,283

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 41.3%
BANK 12.3%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(f),(g)	16,000,000	$15,701,760
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(f)	9,600,000	9,991,258
Citigroup Capital III, 7.625%, due 12/1/36(a)	8,950,000	9,156,960
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a),(g)	125,000	6,777,350
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I(a)	4,000	4,746,250
Goldman Sachs Capital I, 6.345%, due 2/15/34(d)	3,000,000	2,807,370
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible)	3,200	3,710,208
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a)	15,000,000	16,489,830
NB Capital Trust II, 7.83%, due 12/15/26(a)	4,000,000	4,015,000
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(a),(b)	5,000,000	5,292,175
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a)	3,250,000	3,258,125
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a)	9,550,000	10,445,312
Wells Fargo & Co., 7.50%, Series L (Convertible)(a),(b)	8,000	8,933,600
		101,325,198

	Number of Shares	Value
BANK—FOREIGN 9.6%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	7,559,000	$7,710,180
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(g)	5,500,000	5,995,000
Barclays Bank PLC, 6.278%, due 12/31/49(a)	8,350,000	7,003,562
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(g)	4,300,000	3,859,250
BPCE SA, 9.00%, due 12/31/49, (France)(EUR)	2,350,000	2,899,130
Claudius Ltd., 7.875%, due 12/12/49(a)	4,000,000	4,100,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(b),(g)	11,592,000	15,417,360
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a),(g)	6,800,000	5,913,953
Lloyds TSB Bank PLC, 6.35%, due 12/31/49	2,500,000	2,614,385
Lloyds TSB Bank PLC, 9.87%, due 12/16/21, (FRN)	1,800,000	1,930,500
Rabobank Nederland, 8.40%, due 12/31/49	5,000,000	5,137,500
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a),(b),(g)	5,950,000	7,594,854
Santander UK PLC, 7.95%, due 10/26/29(a)	1,500,000	1,531,590
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a),(g)	4,000,000	4,720,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a),(g)	3,050,000	2,970,297
		79,397,561
FINANCE 2.2%
CREDIT CARD 1.0%
American Express Co., 6.80%, due 9/1/66(a)	4,450,000	4,555,688
Capital One Capital III, 7.686%, due 8/15/36(d)	3,850,000	3,888,500
		8,444,188
DIVERSIFIED FINANCIAL SERVICES 0.3%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	2,450,000	2,418,150

INVESTMENT ADVISORY SERVICES—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21, (United Kingdom)(GBP)	3,000,000	4,982,986

INVESTMENT BANKER/BROKER 0.3%
Charles Schwab Corp., 7.00%, due 12/31/49	2,300,000	2,455,043
TOTAL FINANCE		18,300,367

FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(f),(g)	60,000	5,898,750

	Number of Shares	Value
INSURANCE 10.1%
LIFE/HEALTH INSURANCE 1.0%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(g)	5,250,000	$5,381,250
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(g)	2,700,000	2,713,500
		8,094,750
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Prudential PLC, 7.75%, due 6/23/16(a)	3,750,000	3,832,500

MULTI—LINE 3.5%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	10,250,000	10,900,875
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,128,006
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(g)	11,815,000	14,296,150
		29,325,031
MULTI—LINE—FOREIGN 1.5%
AXA SA, 8.60%, due 12/15/30(a)	2,900,000	3,210,167
AXA SA, 6.379%, due 12/31/49, 144A(g)	2,000,000	1,665,000
AXA SA, 6.463%, due 12/29/49, 144A(a),(g)	2,050,000	1,798,875
Cloverie PLC, 8.25%, due 12/31/49	2,550,000	2,695,987
Old Mutual Capital Funding PLC, 8.00%, due 12/31/49(a)	2,750,000	2,737,625
		12,107,654
PROPERTY CASUALTY 1.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	4,000,000	3,920,000
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(g)	3,750,000	3,787,335
USF&G Capital, 8.312%, due 7/1/46, 144A(a),(g)	3,845,000	4,486,450
		12,193,785

	Number of Shares	Value
REINSURANCE—FOREIGN 2.1%
Aquarius + Investments PLC, 8.25%, due 12/31/49	4,000,000	$4,010,000
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(g)	6,800,000	6,273,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a),(g)	3,800,000	3,587,322
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49, (Australia)(AUD)	4,600,000	3,845,886
		17,716,208
TOTAL INSURANCE		83,269,928

INTEGRATED TELECOMMUNICATIONS SERVICES 2.1%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(g)	14,954	17,360,659

OIL & GAS EXPLORATION & PRODUCTION 0.4%
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (Australia) (EUR)(h)	2,500,000	3,322,046

PIPELINES 2.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	6,500,000	7,069,179
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,314,002
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	7,710,000	8,411,548
		17,794,729
UTILITIES 1.7%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	7,076,379

GAS UTILITIES 0.2%
Southern Union Co., 3.564%, due 11/1/66, (FRN)	1,900,000	1,674,375

MULTI UTILITIES 0.7%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	5,184,000	5,448,125
TOTAL UTILITIES		14,198,879
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$318,883,458)		340,868,117

	Principal Amount	Value
CORPORATE BONDS 3.0%
BANK 0.4%
Regions Financial Corp., 7.375%, due 12/10/37(a)	$3,500,000	$3,508,750

INSURANCE—PROPERTY CASUALTY 0.8%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(g)	7,000,000	6,489,707

INTEGRATED TELECOMMUNICATIONS SERVICES 1.2%
CenturyLink, 7.65%, due 3/15/42	6,100,000	5,747,756
Citizens Communications Co., 9.00%, due 8/15/31(a)	4,000,000	3,900,000
		9,647,756
REAL ESTATE 0.6%
OFFICE 0.3%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(g)	2,500,000	2,640,625

SHOPPING CENTER 0.3%
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(f),(g)	1,965,000	2,036,443
TOTAL REAL ESTATE		4,677,068
TOTAL CORPORATE BONDS (Identified cost—$24,405,010)		24,323,281

	Number of Shares
SHORT-TERM INVESTMENTS 2.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(i)	11,050,771	11,050,771
Federated Government Obligations Fund, 0.01%(i)	11,150,839	11,150,839
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,201,610)		22,201,610

		Value
TOTAL INVESTMENTS (Identified cost—$974,340,590)	142.8%	$1,177,127,605

LIABILITIES IN EXCESS OF OTHER ASSETS	(42.8)	(352,586,013)

NET ASSETS (Equivalent to $17.15 per share based on 48,075,534 shares of common stock outstanding)	100.0%	$824,541,592

Note: Percentages indicated are based on the net assets of the Fund.

(a) A portion or all of the security is pledged in connection with the revolving credit agreement: $714,047,331 has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $323,207,387.

(c) Non-income producing security.

(d) A portion of the security is segregated as collateral for interest rate swap transactions: $16,721,395 has been segregated as collateral.

(e) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $1,700,250 has been segregated as collateral.

(f) Illiquid security. Aggregate holdings equal 4.9% of net assets of the Fund.

(g) Resale is restricted to qualified institutional investors. Aggregate holdings equal 19.1% of net assets of the Fund, of which 3.6% are illiquid.

(h) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund.

(i) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2012 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation

Merrill Lynch Derivative Products AG(b)	$45,000,000	3.510%	0.242%	December 22, 2012	$(1,105,237)

Royal Bank of Canada	$60,000,000	3.653%	0.242%	July 17, 2013	(2,641,841)

Royal Bank of Canada	$70,000,000	3.615%	0.241%	March 29, 2014	(4,505,356)

Royal Bank of Canada	$35,000,000	1.865%	0.242%	June 13, 2015	(1,353,971)

Royal Bank of Canada	$35,000,000	2.474%	0.242%	February 10, 2016	(2,235,381)

					$(11,841,786)

(a)          Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2012.

(b)         Cash in the amount of $1,256,000 has been pledged as collateral.

Forward foreign currency exchange contracts outstanding at March 31, 2012 are as follows:

	Contracts		In
Counterparty	to Deliver		Exchange For		Settlement Date	Unrealized Appreciation/(Depreciation)

Brown Brothers, Harriman	USD	6,892,627	AUD	6,654,785	4/3/12	$730

Brown Brothers, Harriman	AUD	6,654,785	USD	7,166,179	4/3/12	272,821

Brown Brothers, Harriman	AUD	6,778,433	USD	6,998,461	5/2/12	25

Brown Brothers, Harriman	USD	8,563,540	EUR	6,431,498	4/3/12	14,147

Brown Brothers, Harriman	EUR	6,431,498	USD	8,602,900	4/3/12	25,214

Brown Brothers, Harriman	EUR	6,649,556	USD	8,854,815	5/2/12	(14,789)

Brown Brothers, Harriman	USD	4,899,953	GBP	3,067,263	4/3/12	6,138

Brown Brothers, Harriman	GBP	3,067,263	USD	4,897,836	4/3/12	(8,254)

Brown Brothers, Harriman	GBP	3,116,250	USD	4,977,119	5/2/12	(6,392)

						$289,640

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, transfers between Level 1 and Level 2 securities totaled $6,777,350.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$567,629,314	$567,629,314	$—	$—
Preferred Securities - $25 Par Value - Bank	59,713,309	53,292,372	—	6,420,937	(a)
Preferred Securities - $25 Par Value - Electric - Integrated	8,282,400	3,272,400	—	5,010,000	(b)
Preferred Securities - $25 Par Value - Insurance - Reinsurance - Foreign	17,608,261	14,427,011	—	3,181,250	(b)
Preferred Securities - $25 Par Value - Integrated Telecommunications Services	25,165,029	24,155,559	—	1,009,470	(b)
Preferred Securities - $25 Par Value - Other Industries	111,336,284	111,336,284	—	—
Preferred Securities - Capital Securities - Bank	101,325,198	12,643,808	88,681,390	—
Preferred Securities - Capital Securities - Food	5,898,750	—	—	5,898,750	(a)
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	3,322,046	—	—	3,322,046	(c)
Preferred Securities - Capital Securities - Other Industries	218,214,469	—	218,214,469	—
Preferred Securities - Capital Securities - Insurance - Multi-Line - Foreign	12,107,654	—	9,411,667	2,695,987	(b)
Corporate Bonds - Real Estate - Shopping Center	2,036,443	—	—	2,036,443	(b)
Corporate Bonds - Other Industries	22,286,838	—	22,286,838	—
Money Market Funds	22,201,610	—	22,201,610	—
Total Investments (d)	$1,177,127,605	$786,756,748	$360,795,974	$29,574,883
Appreciation in Other Financial Instruments
Forward foreign currency exchange contracts	319,075	—	319,075	—
Total Appreciation in Other Financial Instruments (d)	$319,075	$—	$319,075	$—
Depreciation in Other Financial Instruments
Interest rate swaps	(11,841,786)	—	(11,841,786)	—
Forward foreign currency exchange contracts	(29,435)	—	(29,435)	—
Total Depreciation in Other Financial Instruments (d)	$(11,871,221)	$—	$(11,871,221)	$—

(a)     Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b)    Valued utilizing an independent broker quote.

(c)     Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d)    Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Purchases	Accretion (Amortization)	Change in unrealized appreciation	Balance as of March 31, 2012
Preferred Securities - $25 Par Value - Bank	$6,167,813	—	—	253,124	$6,420,937
Preferred Securities - $25 Par Value - Electric - Integrated	$—	4,998,189	—	11,811	$5,010,000
Preferred Securities - $25 Par Value - Insurance - Reinsurance - Foreign	$—	3,124,814	—	56,436	$3,181,250
Preferred Securities - $25 Par Value - Integrated Telecommunications Services	$—	1,008,222	—	1,248	$1,009,470
Preferred Securities - Capital Securities - Food	$4,712,500	997,500	—	188,750	$5,898,750
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	$2,944,420	—	2	377,624	$3,322,046
Corporate Bonds - Insurance - Multi-Line - Foreign	$—	2,588,625	(1,051)	108,413	$2,695,987
Corporate Bonds - Real Estate - Shopping Center	$1,969,912	—	—	66,531	$2,036,443
Total Investments in Securities	$15,794,645	12,717,350	(1,049)	1,063,937	$29,574,883

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $1,063,937.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy. The disclosure below excludes investments for which fair value is based upon unobservable inputs.

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	$3,322,046	Consensus Pricing	Bid-Ask Spread	99.238-100.030

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities - Oil & Gas Exploration &

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Production is the bid-ask spread. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments: The balance of outstanding interest rate swaps at March 31, 2012 is representative of the volume outstanding during the period ended March 31, 2012. The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 31, 2012:

forward foreign currency exchange contracts
Average Notional Amount	$19,296,786
Ending Notional Amount	20,830,395

The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Interest rate swaps	$(11,841,786)
Forward foreign currency exchange contracts	289,640
$(11,552,146)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$974,340,590
Gross unrealized appreciation	$208,345,927
Gross unrealized depreciation	(5,558,912)
Net unrealized appreciation	$202,787,015

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2012